UNAUDITED INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 178,000,000	€ 166,000,000
Trade receivables and other	765,000,000	539,000,000
Inventories	1,149,000,000	1,320,000,000
Other financial assets	22,000,000	31,000,000
Total current assets	2,114,000,000	2,056,000,000
Non-current assets
Property, plant and equipment	1,993,000,000	2,017,000,000
Goodwill	470,000,000	478,000,000
Intangible assets	50,000,000	54,000,000
Deferred tax assets	238,000,000	271,000,000
Trade receivables and other	35,000,000	43,000,000
Other financial assets	4,000,000	8,000,000
Total non-current assets	2,790,000,000	2,871,000,000
Assets of disposal group classified as held for sale	45,000,000	14,000,000
Total Assets	4,949,000,000	4,941,000,000
Current liabilities
Trade payables and other	1,461,000,000	1,467,000,000
Borrowings	197,000,000	148,000,000
Other financial liabilities	54,000,000	41,000,000
Income tax payable	18,000,000	16,000,000
Provisions	20,000,000	21,000,000
Total current liabilities	1,750,000,000	1,693,000,000
Non-current liabilities
Trade payables and other	52,000,000	43,000,000
Borrowings	1,831,000,000	1,908,000,000
Other financial liabilities	11,000,000	14,000,000
Pension and other post-employment benefit obligations	393,000,000	403,000,000
Provisions	89,000,000	90,000,000
Deferred tax liabilities	4,000,000	28,000,000
Total non-current liabilities	2,380,000,000	2,486,000,000
Liabilities of disposal group classified as held for sale	13,000,000	10,000,000
Total Liabilities	4,143,000,000	4,189,000,000
Equity
Share capital	2,936,397.68	3,000,000
Share premium	420,000,000	420,000,000
Retained earnings and other reserves	362,000,000	308,000,000
Equity attributable to equity holders of Constellium	785,000,000	731,000,000
Non-controlling interests	21,000,000	21,000,000
Total Equity	806,000,000	752,000,000
Total Equity and Liabilities	€ 4,949,000,000	€ 4,941,000,000